Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Dec. 31, 2013
Registrant Name	dei_EntityRegistrantName	ALPS Variable Investment Trust
Central Index Key	dei_EntityCentralIndexKey	0001382990
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	May 02, 2014
Document Effective Date	dei_DocumentEffectiveDate	May 02, 2014
Prospectus Date	rr_ProspectusDate	Apr. 30, 2014